FINANCING RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2023
FINANCING RECEIVABLES, NET
Schedule of financing receivables, net

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Short‑term:
Financing receivables from consolidated Trusts	623,872	1,316,432
Financing receivables from micro‑loan platforms	182,779	153,809
Total short‑term financing receivables	806,651	1,470,241
Allowance for credit losses	(139,427)	(122,482)
Total short‑term financing receivables, net	667,224	1,347,759

Schedule of provision for credit losses, financing receivable

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Beginning balance	(127,319)	(131,762)	(139,427)
(Provisions) Reversals	(124,335)	(18,658)	7,573
Write‑offs	119,892	10,993	9,372
Ending balance	(131,762)	(139,427)	(122,482)

Schedule of financing receivables portfolio based on customer type, origination year and delinquency

					180 days
	1‑29 Days	30‑59 Days	60‑89 Days	90‑179 Days	or greater	Total
RMB in the thousands	Past Due	Past Due	Past Due	Past Due	Past Due	Past Due	Current	Total
Property transaction related business
2018 and before	—	—	—	—	32,037	32,037	—	32,037
2019	—	—	—	—	19,931	19,931	—	19,931
2020	—	—	—	—	19,023	19,023	—	19,023
2021	—	—	—	—	57,261	57,261	—	57,261
2022	2,980	—	—	2,963	834	6,777	619,209	625,986
Subtotal	2,980	—	—	2,963	129,086	135,029	619,209	754,238
Non-property transaction related business
2018 and before	—	—	—	—	3,954	3,954	—	3,954
2019	82	804	4,447	15,547	13,220	34,100	—	34,100
2020	—	—	3	—	4,466	4,469	11	4,480
2021	—	—	—	3	3,286	3,289	5,800	9,089
2022	44	108	55	544	39	790	—	790
Subtotal	126	912	4,505	16,094	24,965	46,602	5,811	52,413
December 31, 2022	3,106	912	4,505	19,057	154,051	181,631	625,020	806,651
Property transaction related business
2018 and before	—	—	—	—	31,215	31,215	—	31,215
2019	—	—	—	—	13,222	13,222	—	13,222
2020	—	—	—	—	12,618	12,618	—	12,618
2021	—	—	—	—	46,333	46,333	—	46,333
2022	—	—	—	—	3,740	3,740	—	3,740
2023	5,545	—	—	763	1,027	7,335	1,308,553	1,315,888
Subtotal	5,545	—	—	763	108,155	114,463	1,308,553	1,423,016
Non-property transaction related business
2018 and before	—	—	—	—	4,731	4,731	—	4,731
2019	—	—	—	—	31,137	31,137	—	31,137
2020	—	—	—	—	4,079	4,079	—	4,079
2021	—	—	—	1,600	5,314	6,914	—	6,914
2022	—	—	—	—	364	364	—	364
Subtotal	—	—	—	1,600	45,625	47,225	—	47,225
December 31, 2023	5,545	—	—	2,363	153,780	161,688	1,308,553	1,470,241